Note 18 - Acquisition of Assets from Siemens - Summary of Intangible Assets (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible assets - gross	$ 16,371,996	$ 16,371,996
Less accumulated amortization	(2,084,605)	(443,819)
Intangible assets - net	$ 14,287,391	$ 15,928,177